Litigation (Details) - USD ($) $ in Millions			1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 02, 2021	Dec. 07, 2020	Apr. 30, 2022	May 21, 2021	Jan. 28, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Sep. 14, 2020	May 12, 2020
Litigation (Details) [Line Items]
Accrued amount					$ 1.0			$ 1.1
Agreement total amount		$ 3.0
Plus payment		$ 0.5
Settlement agreement						the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash.	the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash.
Legal accrual							$ 1.9	0.7
Initial payment						$ 0.4
Equity percentage											20.00%
Shares, Issued									1,000,000
Accrued expense								3.2
Salman and Gimelshtein [Member]
Litigation (Details) [Line Items]
Alleged funding amount										$ 2.5
Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount										$ 30.0
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual							0.8
Combination of cash and common stock							0.8
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual						0.8	0.8	1.2
Mr. Selkoe [Member]
Litigation (Details) [Line Items]
Accrued amount								3.2
Severance payments						$ 2.9
Amount paid in advance							2.9
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual							$ 0.8
Preliminary settlement payable				$ 0.8
Ms. Butler [Member] | Subsequent Event [Member]
Litigation (Details) [Line Items]
Subsequently paid in cash			$ 0.1
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual	$ 0.8							$ 1.2
Treschow-Fritzoe [Member] | Subsequent Event [Member]
Litigation (Details) [Line Items]
Subsequently paid in cash			$ 0.8